New standards and interpretations (Detail Textuals) - CAD ($) $ in Thousands	Nov. 01, 2019	Nov. 01, 2014	Dec. 31, 2019	Jan. 01, 2019	Nov. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Discount rate used in lease obligations				0.00%
Lease obligation			$ 1,089
Current lease obligation			240
Sublease Agreement With Gvi [Member]
Disclosure of initial application of standards or interpretations [line items]
Term of agreement	3 years	3 years
Sublease rent upto 30th April, 2016			170
Sublease rent from 1st May, 2016			$ 212		$ 306
Reduced sublease rent per annum	$ 238
Increase in right of use asset	$ 685